Segment Information	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION [Abstract]
7. SEGMENT INFORMATION

7.	SEGMENT INFORMATION

At December 31, 2010, the company was aligned into four reportable segments: Aerospace Systems, Electronic Systems, Information Systems, and Technical Services.

The company, from time to time, acquires or disposes of businesses, and realigns contracts, programs or business areas among and within its operating segments that possess similar customers, expertise, and capabilities. Internal realignments are designed to more fully leverage existing capabilities and enhance development and delivery of products and services.

Segment Realignments – In January 2010, the company transferred its internal information technology services unit from the Information Systems segment to the company’s corporate shared services group. The intersegment sales and operating income for this unit that were previously recognized in the Information Systems segment are immaterial and have been eliminated for all periods presented.

In January 2009, the company streamlined its organizational structure by reducing the number of operating segments. The four segments in continuing operations are Aerospace Systems, which combines the former Integrated Systems and Space Technology segments; Electronic Systems; Information Systems, which combines the former Information Technology and Mission Systems segments; and Technical Services. Creation of the Aerospace Systems and Information Systems segments is intended to strengthen alignment with customers, improve the company’s ability to execute on programs and win new business, and enhance cost competitiveness. Product sales are predominantly generated in the Aerospace Systems and Electronic Systems segments, while the majority of the company’s service revenues are generated by the Information Systems and Technical Services segments.

During the first quarter of 2009, the company realigned certain logistics, services, and technical support programs and transferred assets from the Information Systems and Electronic Systems segments to the Technical Services segment. This realignment is intended to strengthen the company’s core capability in aircraft and electronics maintenance, repair and overhaul, life cycle optimization, and training and simulation services.

Sales and segment operating income in the tables below have been revised to reflect the above realignments for all periods presented.

During the first quarter of 2009, the company transferred certain optics and laser programs from the Information Systems segment to the Aerospace Systems segment. As the operating results of this business were not considered material, the prior year sales and segment operating income were not reclassified to reflect this business transfer.

U.S. Government Sales – Revenue from the U.S. Government (which includes Foreign Military Sales) includes revenue from contracts for which Northrop Grumman is the prime contractor as well as those for which the company is a subcontractor and the ultimate customer is the U.S. Government. All of the company’s segments derive substantial revenue from the U.S. Government. Sales to the U.S. Government amounted to approximately $25.5 billion, $25.0 billion, and $23.3 billion, or 90.6 percent, 90.3 percent, and 88.7 percent, of total revenue for the years ended December 31, 2010, 2009, and 2008, respectively.

Foreign Sales – Direct foreign sales amounted to approximately $1.6 billion, $1.6 billion, and $1.7 billion, or 5.7 percent, 5.8 percent, and 6.5 percent of total revenue for the years ended December 31, 2010, 2009, and 2008, respectively.

Discontinued Operations – The company’s discontinued operations are excluded from all of the data elements in the following tables, except for assets by segment.

Assets – Substantially all of the company’s assets are located or maintained in the U.S.

Results of Operations By Segment

	Year Ended December 31
$ in millions	2010	2009	2008
Sales and Service Revenues
Aerospace Systems	$10,910	$10,419	$9,825
Electronic Systems	7,613	7,671	7,048
Information Systems	8,395	8,536	8,174
Technical Services	3,230	2,776	2,535
Intersegment eliminations	(2,005)	(1,752)	(1,331)

Total sales and service revenues	$28,143	$27,650	$26,251

	Year Ended December 31
$ in millions	2010	2009	2008
Operating Income
Aerospace Systems	$1,256	$1,071	$416
Electronic Systems	1,023	969	947
Information Systems	756	624	626
Technical Services	206	161	144
Intersegment eliminations	(231)	(190)	(118)

Total Segment Operating Income	3,010	2,635	2,015
Non-segment factors affecting operating income
Unallocated corporate expenses	(182)	(100)	(141)
Net pension adjustment	10	(237)	272
Royalty income adjustment	(11)	(24)	(70)

Total operating income	$2,827	$2,274	$2,076

Goodwill Impairment Charge – The total segment operating loss for the year ended December 31, 2008, reflects a goodwill impairment charge of $570 million at Aerospace Systems. The impairment charge was primarily due to adverse equity market conditions that caused a decrease in market multiples and the company’s stock price.

Unallocated Corporate Expenses – Unallocated corporate expenses generally include the portion of corporate expenses not considered allowable or allocable under applicable U.S. Government Cost Accounting Standards (CAS) regulations and the Federal Acquisition Regulation (FAR), and therefore not allocated to the segments, for costs related to management and administration, legal, environmental, certain compensation and retiree benefits, and other expenses.

Net Pension Adjustment – The net pension adjustment reflects the difference between pension expense determined in accordance with GAAP and pension expense allocated to the operating segments determined in accordance with CAS.

Royalty Income Adjustment – Royalty income is included in segment operating income and reclassified to other income for financial reporting purposes. The royalty income adjustment for the year ended December 31, 2008, includes $60 million related to patent infringement settlements at Electronic Systems.

Intersegment Sales and Margin
To encourage commerce between operating units, sales between segments are recorded at values that include a hypothetical margin for the performing segment based on that segment’s estimated margin rate for external sales. Such hypothetical margins are eliminated in consolidation. Intersegment sales and operating income were as follows:

	Year Ended December 31
$ in millions	2010		2009		2008
		Operating		Operating		Operating
	Sales	Income	Sales	Income	Sales	Income
Intersegment sales and operating income
Aerospace Systems	$132	$13	$121	$13	$129	$8
Electronic Systems	684	118	650	103	482	63
Information Systems	623	61	474	44	354	28
Technical Services	566	39	507	30	366	19

Total intersegment sales and operating income	$2,005	$231	$1,752	$190	$1,331	$118

Other Financial Information

	December 31
$ in millions	2010	2009	2008
Assets
Aerospace Systems	$6,548	$6,291	$6,199
Electronic Systems	4,893	4,950	5,024
Information Systems	7,467	7,422	9,029
Technical Services	1,381	1,295	1,184

Segment assets	20,289	19,958	21,436
Corporate	6,030	5,425	4,074
Assets of discontinued operations	5,212	5,035	4,687

Total assets	$31,531	$30,418	$30,197

Corporate assets principally consists of cash and cash equivalents and deferred tax assets.

	Year Ended December 31
$ in millions	2010	2009	2008
Capital Expenditures
Aerospace Systems	$195	$211	$224
Electronic Systems	176	168	148
Information Systems	31	50	54
Technical Services	5	3	4
Corporate	172	41	33

Total capital expenditures from continuing operations	$579	$473	$463

	Year Ended December 31
$ in millions	2010	2009	2008
Depreciation and Amortization
Aerospace Systems	$237	$238	$238
Electronic Systems	150	140	149
Information Systems	133	138	145
Technical Services	5	8	8
Corporate	30	26	23

Total depreciation and amortization from continuing operations	$555	$550	$563

The depreciation and amortization expense above includes amortization of purchased intangible assets as well as amortization of deferred and other outsourcing costs.